LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowance for loan losses
Balance at beginning of year	¥ 25,895	¥ 12,406
Provision for loan losses	486,991	44,474	¥ 12,406
Gross write-off	(161,976)	(30,985)	0
Recoveries	729
Balance at end of year	¥ 351,639	¥ 25,895	¥ 12,406